Convertible Notes Payable (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended				12 Months Ended
	Nov. 12, 2025	Oct. 06, 2025	Jul. 15, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Feb. 20, 2026	Jan. 09, 2026	Dec. 31, 2025	Sep. 11, 2025	Jul. 25, 2025
Short-Term Debt [Line Items]
Aggregate principal amount	$ 354,200	$ 296,700	$ 354,200
Issued discount convertible notes	46,200	38,700	46,200
Purchase price	308,000	258,000	$ 308,000										$ 293,000
Additional fee	$ 8,000	$ 8,000				$ 8,000				$ 8,000
Amortized debt issuance cost								$ 0	$ 0	8,737	$ 0
Interest expense										10,626	0
Convertible notes payable				$ 4,831,699		$ 4,831,699				$ 4,552,653				$ 4,839,333
Advance Rent															$ 2,000,000.0	$ 3,000,000.0
Debt Instrument, Convertible, Conversion Price				$ 10.00		$ 10.00				$ 10.00
fair value of the notes				$ 5,000,000		$ 5,000,000		4,552,653	4,552,653	$ 5,000,000	4,552,653
Interest expense				2,192,375		2,334,917			0	59,327
Repayments of Convertible Debt						463,680
Amortized debt issuance cost				16,293	0	1,727,334	1,727,334
Trigger amount						$ 750,000
Unpaid interest percent						5.00%
Fair value of notes				4,831,699		$ 4,831,699				$ 4,552,653
Aggregate principal amount												$ 5,000,000	354,200
Aggregate original issue discount													46,200
Additional fees													$ 8,000
Debt [Member]
Short-Term Debt [Line Items]
Interest expense				10,681	0	24,693	0
Amortized debt issuance cost				14,012	0	28,024	0
Debt 1 [Member]
Short-Term Debt [Line Items]
Interest expense				12,751	0	23,909	0
Amortized debt issuance cost				17,533	0	24,174	0
January 2026 Notes [Member]
Short-Term Debt [Line Items]
Interest expense				10,626	0	10,626	0
Amortized debt issuance cost				$ 14,344	0	$ 14,344	0
Conversion Price [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 1.00		$ 1.00				$ 1.00
Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 43,795		$ 43,795		0	0	$ 308,737	0
Unamortized debt issuance cost				12,877		12,877		$ 0	$ 0	45,463	$ 0
Interest expense				75,616	0	150,411	0			39,288
Convertible Notes [Member] | Debt [Member]
Short-Term Debt [Line Items]
Convertible notes payable				111,871		111,871				0
Unamortized debt issuance cost				18,677		18,677				0
Convertible Notes [Member] | Debt 1 [Member]
Short-Term Debt [Line Items]
Convertible notes payable				324,174		324,174				0
Unamortized debt issuance cost				30,026		30,026				0
Convertible Notes [Member] | January 2026 Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable				314,344		314,344				0
Unamortized debt issuance cost				39,856		39,856				$ 0
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense				12,751	$ 0	25,502	0
Repayments of Convertible Debt				$ 147,644		297,528
Amortized debt issuance cost						$ 32,586	$ 0